Investments (Tables)	12 Months Ended
Dec. 31, 2022
Equity and Debt Securities and Cash Equivalents and Cost Method Investments in Decommissioning Trust Funds	The Companies' decommissioning trust funds are summarized below:

		Dominion Energy					Virginia Power
	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Allowance for Credit Losses	Fair Value	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Allowance for Credit Losses	Fair Value
(millions)
December 31, 2022
Equity securities:(1)
U.S.	$1,378	$2,501	$(46)			$3,833	$858	$1,304	$(35)			$2,127
Fixed income securities:(2)
Corporate debt instruments	640	1	(65)		$—	576	406	1	(47)		$—	360
Government securities	1,252	4	(70)		—	1,186	664	2	(35)		—	631
Common/ collective trust funds	98	—	—		—	98	61	—	—		—	61
Insurance contracts	221	—	—			221
Cash equivalents and other(3)	43	—	—		—	43	23	—	—		—	23
Total	$3,632	$2,506	$(181)	(4)	$—	$5,957	$2,012	$1,307	$(117)	(4)	$—	$3,202
December 31, 2021
Equity securities:(1)
U.S.	$1,567	$3,734	$(13)			$5,288	$841	$1,720	$(11)			$2,550
Fixed income securities:(2)
Corporate debt instruments	854	32	(5)		$—	881	517	17	(3)		$—	531
Government securities	1,382	43	(7)		—	1,418	584	16	(2)		—	598
Common/ collective trust funds	168	4	—		—	172	53	—	—		—	53
Insurance contracts	255	—	—			255
Cash equivalents and other(3)	9	2	(75)		—	(64)	2	—	—		—	2
Total	$4,235	$3,815	$(100)	(4)	$—	$7,950	$1,997	$1,753	$(16)	(4)	$—	$3,734

(1)
Unrealized gains and losses on equity securities are included in other income and the nuclear decommissioning trust regulatory liability as discussed in Note 2.
(2)
Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability as discussed in Note 2. Changes in allowance for credit losses are included in other income.
(3)
Dominion Energy includes pending sales of securities of $42 million and pending purchases of securities of $35 million at December 31, 2022 and 2021, respectively. Virginia Power includes pending sales of securities of $24 million and $5 million at December 31, 2022 and 2021, respectively.
(4)
Dominion Energy's fair value of securities in an unrealized loss position was $1.6 billion and $883 million at December 31, 2022 and 2021, respectively. Virginia Power's fair value of securities in an unrealized loss position was $946 million and $425 million at December 31, 2022 and 2021, respectively.

Unrealized Gain Loss on Equity

The portion of unrealized gains and losses that relates to equity securities held within Dominion Energy and Virginia Power's nuclear decommissioning trusts is summarized below:

	Dominion Energy			Virginia Power
Year Ended December 31,	2022	2021	2020	2022	2021	2020
(millions)
Net gains (losses) recognized during the period	$(848)	$1,072	$512	$(436)	$552	$224
Less: Net (gains) losses recognized during the period on securities sold during the period	8	(346)	(16)	(7)	(190)	(6)
Unrealized gains (losses) recognized during the period on securities still held at period end(1)	$(840)	$726	$496	$(443)	$362	$218
(1)
Included in other income and the nuclear decommissioning trust regulatory liability as discussed in Note 2.

Investments Classified by Contractual Maturity Date

The fair value of Dominion Energy and Virginia Power's fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds at December 31, 2022 by contractual maturity is as follows:

	Dominion Energy	Virginia Power
(millions)
Due in one year or less	$146	$80
Due after one year through five years	511	280
Due after five years through ten years	442	279
Due after ten years	761	413
Total	$1,860	$1,052

Marketable Securities

Presented below is selected information regarding Dominion Energy and Virginia Power's equity and fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds.

	Dominion Energy			Virginia Power
Year Ended December 31,	2022	2021	2020	2022	2021	2020
(millions)
Proceeds from sales	$3,282	$3,985	$4,278	$1,538	$1,791	$884
Realized gains(1)	143	441	340	48	228	88
Realized losses(1)	296	91	297	107	35	68
(1)
Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability as discussed in Note 2.

Investments Accounts Under Equity Method of Accounting

Investments that Dominion Energy accounts for under the equity method of accounting are as follows:

			Investment
Company	Ownership%		Balance				Description
As of December 31,			2022		2021
(millions)
Cove Point	50%		$2,673	(3)	$2,738	(3)	LNG import/export and storage facility
Atlantic Coast Pipeline	53%		—	(4)	—	(4)	Gas transmission system
Wrangler	15%	(2)	—		68		Nonregulated retail energy marketing
Align RNG(1)	50%		103		74		Renewable natural gas
Dominion Privatization	50%		176		—		Military electric and gas
Other	various		60	(5)	52	(5)
Total			$3,012		$2,932

(1)
Dominion Energy’s unfunded commitment to be made to Align RNG by the end of 2022 was $8 million at December 31, 2021. The commitment was fully paid in January 2022.
(2)
Dominion Energy’s sold its remaining 15% ownership interest in March 2022, following a previous sale of 5% of its ownership interest in 2021. See discussion below.
(3)
Presented in noncurrent assets held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022 and 2021.
(4)
Dominion Energy’s Consolidated Balance Sheets include a liability associated with its investment in Atlantic Coast Pipeline of $114 million and $113 million at December 31, 2022 and 2021, respectively, presented in other current liabilities. See discussion below for additional information.
(5)
Includes balances presented in noncurrent assets held for sale in Dominion Energy's Consolidated Balance Sheets of $43 million and $32 million as of December 31, 2022 and 2021, respectively.